First Quarter Report
March 31, 2023 (Unaudited)
Variable Portfolio – Managed Risk Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Risk Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 54.8%
	Shares	Value ($)
International 16.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,446,591	17,778,605
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,078,601	20,016,930
Total		37,795,535
U.S. Large Cap 32.1%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	178,432	13,894,481
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	867,167	13,822,639
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,451,159	45,856,638
Total		73,573,758
U.S. Small Cap 6.2%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	255,739	7,176,024
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	215,554	7,158,550
Total		14,334,574
Total Equity Funds (Cost $110,790,048)		125,703,867

Exchange-Traded Equity Funds 1.4%

U.S. Mid Cap 1.4%
iShares Core S&P Mid-Cap ETF	12,500	3,127,000
Total Exchange-Traded Equity Funds (Cost $3,437,000)		3,127,000

Exchange-Traded Fixed Income Funds 3.6%

Investment Grade 3.6%
iShares Core U.S. Aggregate Bond ETF	5,750	572,930
iShares iBoxx $ Investment Grade Corporate Bond ETF	31,320	3,432,985
Vanguard Intermediate-Term Corporate Bond ETF	49,300	3,954,846
Vanguard Total Bond Market ETF	5,000	369,150
Total		8,329,911
Total Exchange-Traded Fixed Income Funds (Cost $8,084,278)		8,329,911

Fixed Income Funds 28.8%
	Shares	Value ($)
Investment Grade 28.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,693,754	31,581,596
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	3,543,624	34,479,457
Total		66,061,053
Total Fixed Income Funds (Cost $75,308,634)		66,061,053

Residential Mortgage-Backed Securities - Agency 6.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/17/2038- 04/13/2053	3.000%	2,351,000	2,170,309
04/17/2038- 04/13/2053	3.500%	3,550,000	3,354,779
04/13/2053	4.000%	4,058,000	3,881,112
04/13/2053	4.500%	5,800,000	5,682,816
Total Residential Mortgage-Backed Securities - Agency (Cost $14,768,278)			15,089,016

Options Purchased Puts 0.6%
Value ($)
(Cost $2,152,461)	1,457,400

Money Market Funds 10.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(a),(d)	23,012,464	23,007,862
Total Money Market Funds (Cost $23,001,573)		23,007,862
Total Investments in Securities (Cost: $237,542,272)		242,776,109
Other Assets & Liabilities, Net		(13,257,897)
Net Assets		229,518,212
At March 31, 2023, securities and/or cash totaling $1,461,666 were pledged as collateral.
2	Variable Portfolio – Managed Risk Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2023 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,009,810 USD	10,500,000 NOK	Barclays	05/25/2023	—	(4,517)
1,000,000 CHF	1,093,219 USD	Citi	05/25/2023	—	(5,933)
577,242 USD	6,000,000 SEK	UBS	05/25/2023	2,466	—
Total				2,466	(10,450)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	38	06/2023	USD	7,861,725	454,253	—
U.S. Long Bond	22	06/2023	USD	2,885,438	99,910	—
U.S. Treasury 10-Year Note	3	06/2023	USD	344,766	—	(2,865)
U.S. Treasury 2-Year Note	18	06/2023	USD	3,716,156	40,175	—
U.S. Treasury 5-Year Note	36	06/2023	USD	3,942,281	83,748	—
U.S. Treasury Ultra Bond	16	06/2023	USD	2,258,000	109,343	—
U.S. Treasury Ultra Bond	1	06/2023	USD	141,125	—	(3,012)
Total					787,429	(5,877)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(10)	06/2023	EUR	(426,100)	—	(15,978)
FTSE 100 Index	(2)	06/2023	GBP	(152,780)	—	(1,527)
OMXS30 Index	(19)	04/2023	SEK	(4,211,825)	—	(13,534)
Russell 2000 Index E-mini	(82)	06/2023	USD	(7,435,350)	—	(185,656)
SPI 200 Index	(2)	06/2023	AUD	(359,550)	—	(5,466)
TOPIX Index	(1)	06/2023	JPY	(20,035,000)	536	—
TOPIX Index	(1)	06/2023	JPY	(20,035,000)	—	(4,451)
Total					536	(226,612)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	9,040,482	22	3,200.00	06/21/2024	398,091	196,460
S&P 500 Index	JPMorgan	USD	3,698,379	9	3,300.00	06/21/2024	101,662	91,755
S&P 500 Index	JPMorgan	USD	3,287,448	8	3,100.00	06/21/2024	79,000	62,400
S&P 500 Index	JPMorgan	USD	23,423,067	57	3,300.00	12/20/2024	1,079,767	770,925
S&P 500 Index	JPMorgan	USD	11,506,068	28	3,200.00	12/20/2024	493,941	335,860
Total							2,152,461	1,457,400

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 40	Morgan Stanley	06/20/2028	1.000	Quarterly	0.756	USD	6,000,000	40,201	—	—	40,201	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Managed Risk Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	13,357,020	18,368,806	(8,721,052)	3,088	23,007,862	—	(143)	223,675	23,012,464
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	12,982,782	24,668	(113,514)	1,000,545	13,894,481	—	49,217	—	178,432
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	29,714,142	851,805	(1,814)	1,017,463	31,581,596	—	(472)	—	3,693,754
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	17,495,143	339,106	(1,030,223)	974,579	17,778,605	—	(195,409)	339,106	1,446,591
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	12,903,391	28,836	(90,366)	980,778	13,822,639	—	3,374	—	867,167
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	33,433,974	101,324	(229,898)	1,174,057	34,479,457	—	(38,009)	—	3,543,624
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	43,420,738	122,761	(196,559)	2,509,698	45,856,638	—	8,296	—	1,451,159
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	19,021,326	285,174	(1,434,031)	2,144,461	20,016,930	—	(373,240)	285,174	2,078,601
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	6,001,350	956,901	—	217,773	7,176,024	—	—	—	255,739
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,236,945	826,555	—	95,050	7,158,550	—	—	—	215,554
Total	194,566,811			10,117,492	214,772,782	—	(546,386)	847,955

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Managed Risk Fund | First Quarter Report 2023

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1QT7043_12_B01_(05/23)